Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity File Number	001-37854
Entity Registrant Name	CHRONOSCALE HOLDINGS CORPORATION
Entity Central Index Key	0001549084
Entity Tax Identification Number	42-3357005
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2440 Sand Hill Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	977-4969
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CHRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false